Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jul. 23, 2021	Aug. 31, 2021	Dec. 31, 2020	Sep. 03, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets, Current	$ 206,295			$ 194,857
Liabilities Current Excluding Operating Lease Liability	738,929
Working capital deficit	532,634
Long-term Debt, Current Maturities	614,939			374,191
Long-term Debt, Gross	$ 1,500,066			$ 1,612,718
Navios Partners [Member]
Ownership percentage of Navios Holdings	9.70%
Navios Acquisition [Member]
Ownership percentage of Navios Holdings	28.00%
Ownership percentage of Navios Holdings	28.00%
Navios Containers [Member]
Ownership percentage of Navios Holdings				3.90%
Ownership percentage of Navios Holdings	0.00%					3.90%
Navios Europe II [Member]
Ownership percentage of Navios Holdings							47.50%
Navios Logistics Subsidiary [Member]
Ownership percentage of Navios Holdings	63.80%
2022 Senior Secured Notes [Member]
Long-term Debt, Current Maturities	$ 83,259
Debt Instrument, Interest Rate, Stated Percentage	11.25%
Debt Instrument, Repurchased Face Amount		$ 100,000			$ 20,000
Notes Payable					$ 185,000
2022 Notes [Member]
Long-term Debt, Current Maturities	$ 462,466
Debt Instrument, Interest Rate, Stated Percentage	7.375%
Long-term Debt, Gross	$ 462,466		$ 455,466
2022 Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.375%
Debt Instrument, Repurchased Face Amount	$ 14,356		7,000	$ 20,782				$ 81,235	$ 35,661
2022 Notes [Member] | Subsequent Event [Member]
Extinguishment of Debt, Amount			$ 7,000
$115.0 million NSM Loan [Member]
Proceeds from Lines of Credit		$ 75,264